Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2020 EquityInstruments Option $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | Option	6,650,000
Post-consolidation Basis [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | EquityInstruments	2,130,550	2,594,550
Issued | EquityInstruments	6,650,000
Cancelled / expired | EquityInstruments	(90,000)	(464,000)
Outstanding, end of year | EquityInstruments	8,690,550	2,130,550
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.51	$ 1.80
Weighted Average Exercise Price, Issued | $ / shares	0.16
Weighted Average Exercise Price, Cancelled / expired | $ / shares	2.75	4.23
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.46	$ 1.51